Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Main transactions with related parties
Sales and services	$ 57,872	$ 62,530
Purchases of product and other	271,440	313,440
Joint ventures
Main transactions with related parties
Sales and services	16,454	12,145
Purchases of product and other	248,457	289,250
Associates
Main transactions with related parties
Sales and services	41,418	50,385
Purchases of product and other	22,983	24,190
Gases del Caribe S.A. E.S.P. | Associates
Main transactions with related parties
Purchases of product and other	14,673
Gas Natural del Oriente S.A. E.S.P. | Associates
Main transactions with related parties
Purchases of product and other	5,394	19,319
Extrucol S.A. | Associates
Main transactions with related parties
Purchases of product and other	1,459
E2 Energia Eficiente S.A. E.S.P. | Associates
Main transactions with related parties
Sales and services	41,418	8
Purchases of product and other	1,457	2,157
Serviport S.A. | Associates
Main transactions with related parties
Sales and services		50,377
Purchases of product and other		2,714
Equion Energa Limited | Joint ventures
Main transactions with related parties
Sales and services		487
Ecodiesel Colombia S.A. | Joint ventures
Main transactions with related parties
Sales and services	16,454	11,658
Purchases of product and other	$ 248,457	$ 289,250